Late payment surcharge from customers - Schedule of Late payment surcharge from customers (Detail) - 12 months ended Mar. 31, 2023 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Disclosure Of Late Payment Surcharge From Customers [Line Items]
Late payment surcharge from customers (refer Note 38)	₨ 1,134	$ 14
AP Entities
Disclosure Of Late Payment Surcharge From Customers [Line Items]
Late payment surcharge from customers (refer Note 38)	₨ 1,134	$ 14